Acquisitions, Dispositions And Other Adjustments (Fair Value of Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets acquired
Noncurrent inventories and theatrical film and television production costs	$ 7,713	$ 0
Goodwill	146,370	105,449	$ 105,207
Liabilities assumed
Debt maturing within one year	10,255	$ 38,374
Time Warner Inc. [Member]
Assets acquired
Cash	1,889
Accounts Receivable	9,052
All other current assets	2,913
Noncurrent inventories and theatrical film and television production costs	5,593
Property, plant and equipment	4,769
Investments and other assets	9,449
Goodwill	38,566
Total assets acquired	129,458
Liabilities assumed
Current liabilities, excluding current portion of long-term debt	8,303
Debt maturing within one year	4,471
Long-term debt	18,394
Other noncurrent liabilities	18,931
Total liabilities assumed	50,099
Net assets acquired	79,359
Noncontrolling interest	(1)
Aggregate value of consideration paid	79,358
Time Warner Inc. [Member] | Distribution Networks [Member]
Assets acquired
Intangible assets subject to amortization	18,040
Time Warner Inc. [Member] | Released television and film content [Member]
Assets acquired
Intangible assets subject to amortization	10,806
Time Warner Inc. [Member] | Trademarks and trade names [Member]
Assets acquired
Intangible assets subject to amortization	18,081
Time Warner Inc. [Member] | Other [Member]
Assets acquired
Intangible assets subject to amortization	$ 10,300